UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL FINANCIAL SERVICES FUND

FORM N-Q

JUNE 30, 2014

LEGG MASON INVESTMENT COUNSEL FINANCIAL SERVICES FUND

Schedule of investments (unaudited)	June 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.4%
Banks - 41.4%
American River Bankshares	114,945	$1,004,619	*
Banc of California Inc.	110,000	1,199,000
Bank of America Corp.	120,000	1,844,400
Banner Corp.	52,142	2,066,388
Bryn Mawr Bank Corp.	75,000	2,184,000
Centerstate Banks Inc.	77,300	865,760
CIT Group Inc.	51,000	2,333,760
CoBiz Financial Inc.	200,000	2,154,000
Columbia Banking System Inc.	75,000	1,973,250
Comerica Inc.	48,550	2,435,268
Farmers & Merchants Bank of Long Beach	200	1,155,600
First Connecticut Bancorp Inc.	45,000	722,250
First Financial Bancorp	27,000	464,670
Hancock Holding Co.	70,000	2,472,400
Heritage Financial Corp.	113,000	1,818,170
Heritage Oaks Bancorp	250,000	1,907,500	*
Hudson Valley Holding Corp.	125,000	2,256,250
KeyCorp	175,000	2,507,750
MB Financial Inc.	64,000	1,731,200
Northrim BanCorp Inc.	44,100	1,127,637
Old National Bancorp	172,150	2,458,302
Pacific Continental Corp.	160,000	2,196,800
PNC Financial Services Group Inc.	32,000	2,849,600
QCR Holdings Inc.	90,500	1,561,125
Royal Bank of Canada	36,600	2,616,417
TCF Financial Corp.	90,000	1,473,300
U.S. Bancorp	60,500	2,620,860
Webster Financial Corp.	78,500	2,475,890

Total Banks		52,476,166

Capital Markets - 5.8%
Affiliated Managers Group Inc.	9,392	1,929,117	*
Ameriprise Financial Inc.	22,850	2,742,000
Invesco Ltd.	70,500	2,661,375

Total Capital Markets		7,332,492

Consumer Finance - 4.5%
Discover Financial Services	48,000	2,975,040
Navient Corp.	104,000	1,841,840
SLM Corp.	104,000	864,240

Total Consumer Finance		5,681,120

Insurance - 21.6%
American Financial Group Inc.	36,650	2,182,874
Amerisafe Inc.	60,000	2,440,200
Arch Capital Group Ltd.	46,000	2,642,240	*
Assurant Inc.	35,000	2,294,250
Brown & Brown Inc.	77,000	2,364,670
Hanover Insurance Group Inc.	42,000	2,652,300
HCC Insurance Holdings Inc.	55,000	2,691,700
Hilltop Holdings Inc.	100,000	2,126,000	*
Markel Corp.	2,800	1,835,792	*
MetLife Inc.	50,000	2,778,000
United Insurance Holdings Corp.	200,000	3,452,000

Total Insurance		27,460,026

IT Services - 10.8%
Fiserv Inc.	38,500	2,322,320	*
Global Payments Inc.	40,000	2,914,000
Heartland Payment Systems Inc.	50,000	2,060,500
Total System Services Inc.	75,000	2,355,750

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL FINANCIAL SERVICES FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY			SHARES	VALUE
IT Services - (continued)
Visa Inc., Class A Shares			10,350	$2,180,849
Western Union Co.			109,295	1,895,175

Total IT Services				13,728,594

Professional Services - 1.9%
Verisk Analytics Inc., Class A Shares			39,500	2,370,790	*

Real Estate Investment Trusts (REITs) - 0.7%
Wheeler Real Estate Investment Trust Inc.			200,000	952,000

Thrifts & Mortgage Finance - 10.7%
Alliance Bancorp Inc.			50,000	790,000
EverBank Financial Corp.			70,000	1,411,200
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares			80,000	2,486,400
Fox Chase Bancorp Inc.			100,000	1,686,000
Meta Financial Group Inc.			61,000	2,440,000
People’s United Financial Inc.			125,000	1,896,250
Territorial Bancorp Inc.			65,000	1,357,200
WSFS Financial Corp.			20,000	1,473,400

Total Thrifts & Mortgage Finance				13,540,450

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $88,239,710)				123,541,638

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
Interest in $2,100,000,000 joint tri-party repurchase agreement dated 6/30/14 with RBS Securities Inc.; Proceeds at maturity - $2,238,739; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 7/15/14 to 2/15/42; Market value - $2,283,515)	0.050%	7/1/14	$2,238,736	2,238,736

Interest in $243,197,000 joint tri-party repurchase agreement dated 6/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $259,264; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/17 to 11/15/42; Market value - $267,042)	0.050%	7/1/14	259,264	259,264

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,498,000)				2,498,000

TOTAL INVESTMENTS - 99.4% (Cost - $90,737,710#)				126,039,638
Other Assets in Excess of Liabilities - 0.6%				821,495

TOTAL NET ASSETS - 100.0%				$126,861,133

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Financial Services Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (Level 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (Level 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	Total
Common stocks†	$123,541,638	—	—	$123,541,638
Short-term investments†	—	$2,498,000	—	2,498,000

Total investments	$123,541,638	$2,498,000	—	$126,039,638

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2014, securities valued at $1,155,600 were transferred from Level 2 to Level 1 within the fair value hierarchy because a quoted, active market price became available.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Concentration risk. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,957,687
Gross unrealized depreciation	(655,759)

Net unrealized appreciation	$35,301,928

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2014, the Fund did not invest in any derivative instruments.

4. Subsequent event

On June 4, 2014, Stifel Financial Corp. (“Stifel”), a financial services holding company, announced a definitive agreement to acquire Legg Mason Investment Counsel & Trust Co., N.A. (“LMICTC”) from Legg Mason, Inc. (“Legg Mason”). Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, and LMICTC are wholly owned subsidiaries of Legg Mason, and Legg Mason Investment Counsel, LLC (“LMIC”), a wholly owned subsidiary of LMICTC, is the Fund’s subadviser. The acquisition of LMICTC by Stifel is targeted to close in the fall of 2014, but is subject to certain regulatory approvals and other conditions to closing, and may be delayed or terminated due to various circumstances.

In connection with the acquisition, LMPFA recommended to the Fund’s Board of Trustees that they approve a reorganization pursuant to which the Fund’s assets would be acquired, and its liabilities would be assumed, by a newly organized series (the “New Fund”) of the Trust for Advised Portfolios (the “TAP Trust”), in exchange for shares of the New Fund. Shares of the New Fund would then be distributed to fund shareholders and the Fund would be terminated. On July 18, 2014, the Board of Trustees, on behalf of the Fund, approved the fund reorganization, subject to shareholder approval and certain other conditions.

If the fund reorganization is effected, LMIC (hereinafter “NEWCO”) will be renamed and indirectly owned by Stifel, and will serve as investment adviser to the New Fund. The New Fund will maintain the continuity of the Fund’s investment program with certain differences, which are not expected to result in material differences in the ways the Portfolio is currently managed and the New Fund will be managed. The Fund’s current investment management agreement with LMPFA and subadvisory agreement with Western Asset Management Company for the management of cash and short-term instruments will be terminated.

The fund reorganization is subject to the satisfaction of certain conditions, including approval by Fund shareholders, approval by the Board of Trustees of the TAP Trust on behalf of the New Fund, and shareholder approval of the reorganizations of other funds for which LMIC currently serves as subadviser into new funds for which NEWCO will serve as investment adviser. If the required conditions are satisfied, the fund reorganization is expected to occur in December 2014 or such other date as the parties may agree.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: August 20, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 20, 2014